Equipment (Details) - Equipment - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cost
Opening balance	$ 34
Additions	3
Closing balance	37
Accumulated depreciation
Opening balance	(5)
Depreciation	(5)
Closing balance	(10)
Net book value	$ 27		$ 29
Predecessor
Cost
Opening balance		$ 84
Additions		9
Closing balance		93
Accumulated depreciation
Opening balance		(55)
Depreciation		(3)
Closing balance		(58)
Net book value		$ 35		$ 29